STOCKHOLDERS’ EQUITY (Tables)	6 Months Ended
Feb. 28, 2025
Equity [Abstract]
Schedule of warrants outstanding

Class	Amount Outstanding	Exercise Price	Expiration Date
Class C-3 Warrants	25,600	$1.25	June 27, 2027
Total	25,600